Earnout Interets Liability	3 Months Ended
Mar. 31, 2021
Earnout Interests Liability
Earnout Interests Liability

7. Earnout Interests Liability

The earnout interests were subject to certain restrictions on transfer and voting and potential forfeiture pending the achievement of certain earnout targets. The earnout targets included (a) a change of control within three years of the Closing, (b) achieving certain revenue targets for the 2021 year, and (c) achieving certain volume weighted average share prices (“VWAPs”) within three years of the Closing.

Earnout interests represented a freestanding financial instrument initially classified as liabilities on the accompanying condensed consolidated balance sheet as the Company determined that these financial instruments were not indexed to the Company’s own equity in accordance with ASC 815, Derivatives and Hedging. Earnout interests were initially recorded at fair value and are adjusted to fair value at each reporting date with changes in fair value recorded in Change in fair value of earnout interests liability in the consolidated statement of operations and comprehensive loss.

On January 13, 2021, the earnout interests were fully earned and no longer subject to the applicable restrictions on transfer and voting because the VWAP exceeded $14.00 per share for 10 trading days within a 20 consecutive trading day period following the Closing. As a result, the earnout interests liability was reclassed to equity resulting in 1,212,813 shares of Class A Common Stock held by Darla Anderson, Francesca Luthi, Charles E. Wert and Sponsor and 15,000,000 shares of Class V Common Stock and RSILP Units issued to the Sellers (i.e., non-controlling interests) that were no longer subject to the applicable restrictions.

The Company recorded $13.7 million to Change in fair value of earnout interests liability on the Company’s condensed consolidated statement of operations and comprehensive loss, representing the change in fair value of the earnout interests from December 31, 2020 through January 13, 2021 when the earnout interests were no longer subject to the restrictions.